TAXES (Details 1)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
China Income tax statutory rate	25.00%	25.00%
Permanent difference	2.10%	0.50%
Changes in valuation allowance (1)	(174.30%)	12.00%
Effect of PRC preferential tax rate	(10.00%)	(10.00%)
Effective tax rate	(157.20%)	27.50%